Acquisitions (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Schedule of Business Acquisition Purchase Price
Through a series of mergers, FIS acquired 100 percent of the equity of SunGard, for a total purchase price as follows (in millions):

Cash consideration, including SunGard transaction fees paid at closing	$2,335
Value of stock and vested equity awards exchanged for FIS shares	2,697
Value of vested portion of SunGard stock awards exchanged for FIS awards	47
$5,079

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The purchase price allocation as adjusted for measurement period adjustments recorded through December 31, 2016 is as follows (in millions):

Cash	$631
Trade receivables	526
Other receivables	57
Property and equipment	145
Computer software	674
Intangible assets	4,560
Other assets	67
Goodwill	5,800
Liabilities assumed and noncontrolling interest	(7,381)
$5,079

The following table summarizes the liabilities assumed in the SunGard acquisition (in millions):

Long-term debt (subsequently retired)	$4,738
Deferred income taxes	1,772
Deferred revenue	278
Other liabilities and noncontrolling interest	593
$7,381